Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2017
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [Line Items]
Ownership percentage in Minera Exar	50.00%
Minera Exar
Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates [Line Items]
Ownership percentage in Minera Exar	50.00%